Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Aug. 31, 2025	Aug. 26, 2025	Jul. 01, 2025	Jan. 01, 2025
Subsequent Events [Line Items]
Non qualified stock options (in Shares)	84,351			70,061
Aggregate amount			$ 1,255,000	$ 2,893,000
Granted Shares (in Shares)			81,994
Surfside Acquisition Inc. [Member]
Subsequent Events [Line Items]
Acquired shares (in Shares)		25,000
Price per share (in Dollars per share)		$ 0.0001
Aggregate purchase price (in Dollars per share)		$ 2.5
Minimum [Member]
Subsequent Events [Line Items]
Valuation caps			$ 45,000,000	45,000,000
Maximum [Member]
Subsequent Events [Line Items]
Valuation caps			$ 80,000,000	$ 80,000,000
Common Stock [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)	$ 3